Income Tax - Income Taxes Recognized in Profit or Loss (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Current income tax expense
Recognition for the current period		$ 1,188,463	$ 1,356,232	$ 1,741,385
Provision of additional 10% tax on undistributed earnings		982,843	904,395	906,273
Reversal of additional 10% tax on undistributed earnings due to dividend distribution		(904,395)	(788,603)	(1,056,043)
Income tax adjustments for prior years		(6,759)	(6,336)	(39,435)
Current income tax expense		1,260,152	1,465,688	1,552,180
Deferred income tax expense
Temporary differences		265,427	401,511	(186,121)
Income tax expense recognized in profit or loss	$ 51,470	$ 1,525,579	$ 1,867,199	$ 1,366,059